UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F-NT

                              FORM 13F-NT Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Merrill Lynch Bank (Suisse) S.A.
Address:       7 Rue Munier Romilly
               1206 Geneva, Switzerland

13F File Number: 028-4086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kathleen Wiltshire                             Thierry Widmer
Title: General Manager                               Deputy Manager
Phone: +41 22 703-1222                               +41 22 703-1565
Signature, Place, and Date of Signing:


/s/ Kathleen Wiltshire                              /s/ Thierry Widmer
-------------------------------------------------------------------------
Signature Kathleen Wiltshire                            Thierry Widmer

Geneva, Switzerland

February 14, 2000
Date

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.